Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of relationship with the group
Name	Relationship with the Group
Ochem Chemical Co., Ltd (“Ochem”)	Controlled by CEO
Ochemate Material Technologies Co., Ltd (“Ochemate”)	Controlled by CEO

Schedule of related party transactions
	Year Ended December 31,
	2019	2020	2021
Raw material sold to Ochem	$—	$167	$390